GOF SA-5
GOF SAA-1

                       SUPPLEMENT DATED FEBRUARY 23, 2004
               TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL
                     INFORMATION OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free
 Income Fund
Franklin California Limited-Term Tax-Free
 Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS, INC.
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN FLOATING RATE TRUST

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN GLOBAL TRUST
Fiduciary European Smaller Companies Fund
Fiduciary Large Capitalization Growth and
 Income Fund
Fiduciary Small Capitalization Equity Fund
Fiduciary Core Fixed Income Fund
Fiduciary Core Plus Fixed Income Fund
Fiduciary High Income Fund
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Franklin International Smaller Companies
 Growth Fund

FRANKLIN HIGH INCOME TRUST
AGE High Income Fund

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.
Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN MUTUAL RECOVERY FUND

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free
 Income Fund
Franklin New York Limited-Term Tax-Free
 Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES
Franklin Aggressive Growth Fund
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin Flex Cap Growth Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II
Franklin Strategic Income Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free
 Income Fund
Franklin Federal Limited-Term Tax-Free
 Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free
 Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free
 Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds
 Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INSTITUTIONAL FIDUCIARY TRUST
Franklin Structured Large Cap Core Equity Fund
Franklin Structured Large Cap Growth
 Equity Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS, INC.
Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton Non-U.S. Dynamic Core
 Equity Fund
Templeton International (Ex EM) Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INSTITUTIONAL FUNDS, INC.
Emerging Fixed Income Markets Series
Emerging Markets Series
Foreign Equity Series - Primary Shares
Foreign Smaller Companies Series
Franklin Templeton Non-U.S. Core Equity Series

TEMPLETON INCOME TRUST
Templeton Global Bond Fund

The Statement of Additional Information is amended as follows:

I. FOR ALL FUNDS:

THE "GENERAL INFORMATION" SECTION IS EXPANDED TO ADD, OR THE PARAGRAPH BEGINNING WITH "FOR INSTITUTIONAL ACCOUNTS, THERE MAY BE ADDITIONAL METHODS..." IS REPLACED WITH THE FOLLOWING:

 For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.

II. FOR  ALL FUNDS,  EXCEPT FOR FUNDS THAT DO NOT HAVE AN INITIAL  SALES
CHARGE:

Replace the first paragraph under the section "Pricing Shares" with the following:

 When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the net asset value per share (NAV) by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.75%, the offering price would be calculated as follows:
 10.25  divided by 1.00 minus  0.0575  [10.25/0.9425]  equals  10.87533, which, when rounded to two decimal points, equals 10.88. The offering price per share would be $10.88. When you sell shares, you receive the NAV minus any applicable CDSC.

III. IN THE APPLICABLE STATEMENT OF ADDITIONAL INFORMATION, FOR FRANKLIN STRATEGIC SERIES (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN FLEX CAP GROWTH FUND, FRANKLIN SMALL CAP GROWTH FUND II AND FRANKLIN SMALL-MID CAP GROWTH FUND) ONLY:

(A) THE EIGHTH PARAGRAPH IN THE "DISTRIBUTION AND SERVICE (12B-1) FEES" SECTION BEGINNING ON PAGE 41 IS REPLACED WITH THE FOLLOWING:

 The Small Cap Fund II pays Distributors up to 1% per year of Class B and Class C's average daily net assets, out of which 0.25% may be paid for service fees. For Class R shares, the Small Cap Fund II pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay
 Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

(B) THE TABLES SETTING FORTH THE 12B-1 FEES PAID BY THE FUNDS PURSUANT TO THE PLANS ON PAGE 42 ARE REPLACED AS FOLLOWS:

 Under the Class A plans, the amounts paid by the Funds pursuant to the plans for the fiscal year ended April 30, 2003, were:

                                       AGGRESSIVE
                                         GROWTH  FLEX CAP SMALL CAPSMALL-MID
                                          FUND     FUND    FUND II CAP FUND
                                           ($)      ($)      ($)      ($)
--------------------------------------------------------------------------------
 Advertising ..........................   9,126   40,615   40,939   141,196
 Printing and mailing prospectuses other than to
  current shareholders ................   7,818    7,466    2,168     7,749
 Payments to underwriters .............   7,895   19,137   26,282    57,148
 Payments to broker-dealers ........... 169,542 2,527,039 1,901,595 14,088,206
 Other ................................  22,230   71,346   28,626   337,461
--------------------------------------------------------------------------------
 Total ................................ 216,611 2,665,603 1,999,610 14,631,760
--------------------------------------------------------------------------------

 Under the Class B plans, the amounts paid by the Funds pursuant to the plans for the fiscal year ended April 30, 2003, were:

                                       AGGRESSIVE
                                         GROWTH   FLEX CAPSMALL CAP SMALL-MID
                                          FUND      FUND   FUND II  CAP FUND
                                           ($)       ($)     ($)       ($)
--------------------------------------------------------------------------------
 Advertising ..........................   1,343    7,954      257       347
 Printing and mailing prospectuses other than to
  current shareholders ................     922    1,381       53        --
 Payments to underwriters .............     668    5,593      189       329
 Payments to broker-dealers ........... 131,478  889,006  1,038,447    29,651
 Other ................................   2,187   14,718      768       434
--------------------------------------------------------------------------------
 Total ................................ 136,598  918,652  1,039,714    30,761
--------------------------------------------------------------------------------

 Under the Class C plans, the amounts paid by the Funds pursuant to the plans for the fiscal year ended April 30, 2003, were:

                                       AGGRESSIVE
                                         GROWTH  FLEX CAP SMALL CAP SMALL-MID
                                          FUND     FUND    FUND II  CAP FUND
                                           ($)      ($)      ($)       ($)
--------------------------------------------------------------------------------
 Advertising ..........................   2,093   14,930      547    56,824
 Printing and mailing prospectuses other than to
  current shareholders ................   1,618    3,331      717     3,465
 Payments to underwriters .............     885    8,883      825    22,677
 Payments to broker-dealers ........... 269,296  2,211,549  1,802,394 6,679,001
 Other ................................   3,488   29,638    1,384    87,868
--------------------------------------------------------------------------------
 Total ................................ 277,380  2,268,331 1,805,867  6,849,835
--------------------------------------------------------------------------------

 Under the Class R plans, the amounts paid by the Funds pursuant to the plans for the fiscal year ended April 30, 2003, were:

                                       AGGRESSIVE
                                         GROWTH   FLEX CAPSMALL CAP SMALL-MID
                                          FUND      FUND   FUND II  CAP FUND
                                           ($)       ($)     ($)       ($)
--------------------------------------------------------------------------------
 Advertising ..........................      48      715      131     2,123
 Printing and mailing prospectuses other than to
  current shareholders ................       4        9       --         1
 Payments to underwriters .............      71    1,537      200     1,663
 Payments to broker-dealers ...........   1,134   22,160    7,244    27,831
 Other ................................     137    2,172      208     2,821
--------------------------------------------------------------------------------
 Total ................................   1,394   26,593    7,783    34,439
--------------------------------------------------------------------------------


            Please keep this supplement for future reference


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